SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interests of the Limited Partners in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
SFR JV-1 | SFR JV-1 Equity LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	66.30%
SFR JV-1 | SFR JV-1 LP
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	66.30%
SFR JV-1 | SFR JV-1 REIT 1 LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-1 | SFR JV-1 REIT 2 LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-1 | SFR JV-1 Holding LP
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-2 | SFR JV-2 Equity LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	70.70%
SFR JV-2 | SFR JV-2 LP
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	70.70%
SFR JV-2 | SFR JV-2 REIT 1 LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-2 | SFR JV-2 REIT 2 LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-2 | SFR JV-2 Holdings LP
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-HD | SFR JV-HD Equity LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	66.30%
SFR JV-HD | SFR JV-HD LP
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	66.30%
SFR JV-HD | SFR JV-HD REIT 1 LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-HD | SFR JV-HD REIT 2 LLC
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%
SFR JV-HD | SFR JV-HD Holdings LP
Disclosure of subsidiaries [line items]
Limited partners' ownership interest %	49.50%